1. Summary of Significant Accounting Policies: Restricted Cash (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Details
Restricted Cash	[1]	$ 4,677,945	$ 2,671,957

[1]	See Note 1.